Shareholder Report, Holdings (Details) - C000005466	Apr. 30, 2026
Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SK hynix
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unimicron Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Hon Hai Precision Industry
Holdings [Line Items]
Percent of Net Asset Value	1.80%
ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Contemporary Amperex Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.20%